WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

December 30, 2009

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: WisdomTree Trust (the “Trust”) (File No. 333-132380)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of post-effective amendment no. 29 to the Trust’s registration statement was filed with the Commission via EDGAR and became effective on December 29, 2009 (Accession No. 0001193125-09-257980).

Please do not hesitate to contact the undersigned at (917) 267-3721 with any comments or questions you might have.

Very truly yours,

/s/ Richard F. Morris

Richard F. Morris